Commitments and Contingencies - Lease Maturity Under ASC 840 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$ 40,557